Inventories	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Inventories
D.3	Inventories

	2022 US$m	2021 US$m

(a) Inventories (current)
Petroleum products
Goods in transit	95	35
Finished stocks	103	34
Warehouse stores and materials	480	133

	678	202

(b) Inventories (non-current)
Warehouse stores and materials	11	19

	11	19

Recognition and measurement
Inventories include hydrocarbon stocks, consumable supplies and maintenance spares. Inventories are valued at the lower of cost and net realisable value. Cost is determined on a weighted average basis and includes direct costs and an appropriate portion of fixed and variable production overheads where applicable. Inventories determined to be obsolete or damaged are written down to net realisable value, being the estimated selling price less selling costs.